Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000004047 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	PSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(9.93)%	(5.42)%	11.29%	6.69%
Russell 3000® Index	(2.21)	7.22	18.18	11.80
Russell 2000® Growth Index	(9.60)	(4.86)	10.78	6.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,478,102
Holdings Count | Holding	608
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$539,478,102
Number of Portfolio Holdings	608
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	25.7%
Industrials	22.3%
Information Technology	18.3%
Consumer Discretionary	10.5%
Financials	8.4%
Consumer Staples	4.0%
Materials	3.2%
Communication Services	2.4%
Energy	2.2%
Real Estate	1.7%
Short-Term Securities	6.9%
Liabilities in Excess of Other Assets	(5.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(b)Excludes short-term securities.
C000004049 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	CSGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(10.03)%	(5.61)%	11.01%	6.41%
Investor A Shares (with sales charge)	(14.75)	(10.57)	9.82	5.84
Russell 3000® Index	(2.21)	7.22	18.18	11.80
Russell 2000® Growth Index	(9.60)	(4.86)	10.78	6.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,478,102
Holdings Count | Holding	608
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$539,478,102
Number of Portfolio Holdings	608
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	25.7%
Industrials	22.3%
Information Technology	18.3%
Consumer Discretionary	10.5%
Financials	8.4%
Consumer Staples	4.0%
Materials	3.2%
Communication Services	2.4%
Energy	2.2%
Real Estate	1.7%
Short-Term Securities	6.9%
Liabilities in Excess of Other Assets	(5.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(b)Excludes short-term securities.
C000198224 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	PSGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$21	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.45%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(9.88)%	(5.37)%	11.35%	6.72%
Russell 3000® Index	(2.21)	7.22	18.18	11.80
Russell 2000® Growth Index	(9.60)	(4.86)	10.78	6.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,478,102
Holdings Count | Holding	608
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$539,478,102
Number of Portfolio Holdings	608
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	25.7%
Industrials	22.3%
Information Technology	18.3%
Consumer Discretionary	10.5%
Financials	8.4%
Consumer Staples	4.0%
Materials	3.2%
Communication Services	2.4%
Energy	2.2%
Real Estate	1.7%
Short-Term Securities	6.9%
Liabilities in Excess of Other Assets	(5.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(b)Excludes short-term securities.
C000037627 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(10.19)%	(5.92)%	10.73%	6.15%
Russell 3000® Index	(2.21)	7.22	18.18	11.80
Russell 2000® Growth Index	(9.60)	(4.86)	10.78	6.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,478,102
Holdings Count | Holding	608
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$539,478,102
Number of Portfolio Holdings	608
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	25.7%
Industrials	22.3%
Information Technology	18.3%
Consumer Discretionary	10.5%
Financials	8.4%
Consumer Staples	4.0%
Materials	3.2%
Communication Services	2.4%
Energy	2.2%
Real Estate	1.7%
Short-Term Securities	6.9%
Liabilities in Excess of Other Assets	(5.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.